INVESTMENTS IN TRADING SECURITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Trading Securities	$ 3,497,166	$ 3,373,358	$ 2,345,984
Impairment on trading securities	$ 0	$ 211,018	$ 0